Financial Risk Management (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Risk Management (Details) [Line Items]
Total financial liabilities	$ 2,759,569
Percentage of functional currency	10.00%
Percentage of exchange rate	10.00%
Percentage of interest rates	10.00%
Interest payable	$ (11,428)
Liquidity Risk [member]
Financial Risk Management (Details) [Line Items]
Total current financial assets	4,524,972	$ 1,081,808
Total financial liabilities	11,985,860	$ 1,227,384
Interest Rate Risk [member]
Financial Risk Management (Details) [Line Items]
Interest payable	$ 11,428